                        ALLMERICA SELECT SEPARATE ACCOUNT


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                    * * *


Effective January 29, 2001, no new purchases or transfers may be made to the Sub-Account investing in shares of the Templeton Pacific Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust.

                                    * * *




SUPPLEMENT DATED JANUARY 26, 2001

Allmerica Select Acclaim
Allmerica Select Reward